Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2023
Other Financial Assets Non-current
Schedule of other financial assets, Non-current
	March 31,
	2022	2023
Security deposits	48,320	49,864
Total	48,320	49,864